As filed with the Securities and Exchange                      File No. 33-27247
Commission on August 1, 2000                                   File No. 811-5773

________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
________________________________________________________________________________

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 19

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 25

                             AETNA BALANCED VP, INC.
                             _______________________

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
             _______________________________________________________
                                 (860) 275-3252

                            Michael Gioffre, Counsel

          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)

________________________________________________________________________________
It is proposed that this filing will become effective:

            X  immediately upon filing pursuant to paragraph (b)
          ----

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 19 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on May 1, 2000.

The Supplement to the Prospectus is incorporated into Part A of this Post-Effective Amendment No. 19 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed on August 1, 2000.

The Supplement to the Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 19 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed on August 1, 2000.

                                     PART C

                                OTHER INFORMATION
                                _________________

Item 23.   Exhibits

         (a.1)      Articles of Incorporation(1)
         (a.2)      Articles of Amendment (March 8, 1989)(2)
         (a.3)      Articles of Amendment (April 6, 1998)(3)
         (b)        Amended and Restated Bylaws (adopted by Board of Directors
                    September 25, 1996)(3)
         (c)        Instruments Defining Rights of Holders(4)
         (d)        Investment Advisory Agreement between Aetna Balanced VP, Inc. (Registrant) and Aeltus
                    Investment Management, Inc. ("Aeltus")(5)
         (e)        Form of Underwriting Agreement between the Registrant and Aetna Investment Services, Inc.
                    (AISI)

         (f)        Directors' Deferred Compensation Plan(3)
         (g)        Custodian Agreement between the Registrant and Mellon Bank, N.A.(1)
         (h.1)      Administrative Services Agreement between the Registrant and Aeltus(3)
         (h.2)      License Agreement(2)
         (i)        Opinion and Consent of Counsel
         (j)        Consent of Independent Auditors
         (k)        Not applicable
         (l)        Not applicable
         (m)        Not applicable
         (n)        Not applicable
         (o)        Not applicable
         (p.1)      Aeltus Code of Ethics(6)
         (p.2)      Aetna Mutual Funds Code of Ethics(6)
         (q.1)      Power of Attorney (November 6, 1998)(7)
         (q.2)      Authorization for Signatures(8)

1.   Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File
     No. 33-27247), as filed electronically with the Securities and Exchange Commission on April 25, 1996.
2.   Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No.
     33-27247), as filed electronically with the Securities and Exchange Commission on April 11, 1997.
3.   Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No.
     33-27247), as filed electronically with the Securities and Exchange Commission on April 27, 1998.
4.   Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A
     (File No. 33-27247), as filed electronically with the Securities and Exchange Commission on June 7, 1996.
5.   Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A
     (File No. 33-27247), as filed electronically with the Securities and Exchange Commission on April 25, 2000.


6.   Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File
     No. 333-05173), as filed electronically with the Securities and Exchange Commission on July 31, 2000.
7.   Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File
     No. 33-41694), as filed electronically with the Securities and Exchange Commission on December 17, 1998.
8.   Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File
     No. 333-05173), as filed electronically with the Securities and Exchange Commission on September 26, 1997.


Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

       Registrant is a Maryland corporation for which separate financial statements are filed. As of June 30, 2000, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, owned 98.60% of the Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

       Aetna is an indirect wholly owned subsidiary of Aetna Inc.

       A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-14 (File No. 333-37448), as filed electronically with the SEC on May 19, 2000.

Item 25. Indemnification
------------------------

       Article 8, Section (d) of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires on October 1, 2002.

       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

       The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as the investment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the investment adviser.

------------------------------ -------------------------------- ---------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Dec. 31, 1997/Addresses*
------------------------------ -------------------------------- ---------------------------------------------------------
John Y. Kim                    Director, President, Chief       Director, President and Chief Investment Officer (since
                               Executive Officer, Chief         May 2000) - Aetna; Director (February 1995 - March
                               Investment Officer               1998) - Aetna; Director, President, Chief Executive
                                                                Officer, Chief  Investment Officer (since May 1996) -
                                                                Aeltus Trust Company; Senior Vice President (September 1994
                                                                - May 2000) - Aetna.

J. Scott Fox                   Director, Managing Director,     Vice President (April 1997 - April 1998) - Aetna
                               Chief Operating Officer, Chief   Retirement Services, Inc.; Director and Senior Vice
                               Financial Officer                President (March 1997 - February 1998) - Aetna.

Thomas J. McInerney            Director                         Director (since February 1998) and President (since
                                                                August 1997) - Aetna Retirement Services, Inc.;
                                                                Director and President (September 1997 - May 2000) -
                                                                Aetna; Executive Vice President (since August 1997) -
                                                                Aetna Inc.

Catherine H. Smith             Director                         Director (since March 1999), Senior Vice President
                                                                (since April 1999), Chief Financial Officer (since
                                                                February 1998) - Aetna Retirement Services, Inc.;
                                                                Director, Senior Vice President and Chief Financial
                                                                Officer (since February 1998) - Aetna; Vice President,
                                                                Strategy, Finance and Administration, Financial
                                                                Relations (September 1996 - February 1998) - Aetna Inc.
Stephanie A. DeSisto           Vice President

Brian K. Kawakami              Vice President, Chief
                               Compliance Officer

Neil Kochen                    Managing Director, Chief
                               Investment Officer, Equity
                               Investments

Frank Litwin                   Managing Director, Retail
                               Marketing and Sales



L. Charles Meythaler           Managing Director,
                               Institutional Marketing
                               and Sales

James Sweeney                  Managing Director, Fixed
                               Income Investments

      *Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters
-------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, AISI also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund and Aetna Generation Portfolios, Inc. (all management investment companies registered under the 1940 Act).

     (b) The following are the directors and principal officers of the
         Underwriter:

         Name and Principal                    Positions and Offices with Principal          Positions and Offices
         Business Address*                                 Underwriter                           with Registrant
         ------------------                    ------------------------------------           --------------------
         Maureen M. Gillis                     Director and President                        None
         Allan Baker                           Director and Senior Vice President            None
         Robert L. Francis                     Director and Senior Vice President            None
         Marie Augsberger                      Senior Vice President                         None
         Steven A. Haxton                      Senior Vice President                         None
         Gary  J. Hegedus                      Senior Vice President                         None
         Deborah Koltenuk                      Vice President, Treasurer and Chief           None
                                               Financial Officer
         Therese Squillacote                   Vice President and Chief Compliance Officer   None
         John F. Todd                          Corporate Secretary and Counsel               None

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Not applicable

Item 28. Location of Accounts and Records
-----------------------------------------

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services
----------------------------

       Not applicable.

Item 30. Undertakings
---------------------

       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Balanced VP, Inc. certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 1st day of August, 2000.

                                                    AETNA BALANCED VP, INC.

                                                    Registrant

                                                    By  J. Scott Fox*
                                                        -------------
                                                        J. Scott Fox
                                                        President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                 Title                                                     Date
---------                                 -----                                                     ----
J. Scott Fox *                            President and Director                              )
---------------------------------------
J. Scott Fox                              (Principal Executive Officer)                       )
                                                                                              )
Albert E. DePrince, Jr.*                  Director                                            )
---------------------------------------
Albert E. DePrince, Jr.                                                                       )
                                                                                              )
Maria T. Fighetti *                       Director                                            )
---------------------------------------
Maria T. Fighetti                                                                             )
                                                                                              )
David L. Grove *                          Director                                            )     August
---------------------------------------
David L. Grove                                                                                )     1, 2000
                                                                                              )
John Y. Kim*                              Director                                            )
---------------------------------------
John Y. Kim                                                                                   )
                                                                                              )
Sidney Koch *                             Director                                            )
---------------------------------------
Sidney Koch                                                                                   )
                                                                                              )
Shaun P. Mathews*                        Director                                             )
---------------------------------------
Shaun P. Mathews                                                                              )
                                                                                              )

Corine T. Norgaard*                      Director                                             )
---------------------------------------
Corine T. Norgaard                                                                            )
                                                                                              )
Richard G. Scheide*                      Director                                             )
---------------------------------------
Richard G. Scheide                                                                            )
                                                                                              )
Stephanie A. DeSisto*                    Treasurer and Chief Financial Officer                )
---------------------------------------
Stephanie A. DeSisto                     (Principal Financial and Accounting Officer)         )

By:    /s/ Michael Gioffre
       -------------------
       *Michael Gioffre
        Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on December 17, 1998.

                             Aetna Balanced VP, Inc.
                                  EXHIBIT INDEX

 Exhibit No.                Exhibit                                                                            Page
 ----------                 ------                                                                             ----
 99-(e)                     Form of Underwriting Agreement between the Registrant and Aetna
                            Investment Services, Inc. (AISI)
                                                                                                        --------------------

 99-(i)                     Opinion and Consent of Counsel

                                                                                                        --------------------

 99-(j)                     Consent of Independent Auditors                                             --------------------